Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Operating Activities
Net Loss	$ (3,788)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	681
Stock-based compensation	1,441
Accretion of deferred interest	257
Amortization of deferred debt issuance costs	182
Change in fair value of warrants	12,649
Gain on retirement of warrants	(76)
Forgiveness of related party receivable	237
Changes in assets and liabilities:
Prepaid expenses and other current assets	(762)
Collaboration receivables	(1,327)
Related party receivable	(4)
Accounts payable	243
Accrued expenses	(1,602)
Deferred revenue	(26,044)
Deferred rent	(373)
Net cash used in operating activities	(18,286)
Investing Activities
Purchases of property and equipment	(187)
Net cash used in investing activities	(187)
Financing Activities
Proceeds from issuance of common stock from initial public offering, net issuance costs	87,406
Proceeds from issuance of common stock from private placement	10,000
Payments of long-term debt	(1,815)
Payments made to repurchase redeemable convertible preferred stock, common stock and warrants to purchase common stock	(300)
Proceeds from exercise of stock options and warrants to purchase common stock	50
Net cash provided by financing activities	95,341
Net increase (decrease) in cash and cash equivalents	76,868
Cash and cash equivalents at beginning of period	39,611
Cash and cash equivalents at end of period	116,479
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	1,262
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Accretion of dividends, interest, redemption value, and issuance costs on preferred stock	19,870
Cashless exercise of warrants	678
Initial public offering costs included in accounts payable and accrued expense	582
Reclassification of warrant liability to additional paid-in capital	2,013
Conversion of redeemable convertible preferred stock into common stock	$ 286,094